1997 ANNUAL REPORT

IDS Small Company Index Fund
(prospectus enclosed)

(Icon of) Office building

The goal of IDS Small Company Index Fund, a part of IDS Market Advantage Series, Inc., is to achieve a long-term capital appreciation. The Fund attempts to mirror the performance of the Standard & Poor's Small Capitalization Stock IndexR (S&P SmallCap 600 IndexR) by investing in all or a representative group of the equity securities comprising that Index.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)


AMERICAN
EXPRESS
Financial
Advisors

Distributed by American Express Financial Advisors Inc.

(Icon of) Office building

Good things, small
packages

When people talk stocks, the conversation often centers on big, household names. But the fact is that all companies were small once, and, as a group, the small ones have actually provided a greater investment return than their more-sizable siblings over the long run. Instead of trying to sort out the most likely winners from the huge number of contenders, IDS Small Company Index Fund simply buys a representative sample of stocks from a popular index. Therefore, as the index performs, so, too, should the Fund.

PAGE 3
Contents

The purpose of this annual report is to tell investors how the Fund performed.

(Icon of) One open book inside of another.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1997 annual report

From the president                                  4
From the portfolio manager                          4
Ten largest holdings                                6
Making the most of your Fund                        7
Long-term performance                               8
Independent auditors' report                        9
Financial statements                               10
Notes to financial statements                      13
Investments in securities                          27
IDS mutual funds                                   34
Federal income tax information                     38

1997 prospectus

The Fund in brief                                   3p
Goal                                                3p
Investment policies and risks                       3p
Manager and distributor                             4p
Portfolio manager                                   4p
Alternative purchase arrangements                   4p

Sales charge and Fund expenses                      5p

Performance                                         7p
Financial highlights                                7p
Total returns                                       8p

Investment policies and risks                      10p
Facts about investments and their risks            11p
Alternative investment option                      13p
Valuing Fund shares                                14p

How to purchase, exchange or redeem shares         15p
Alternative purchase arrangements                  15p
How to purchase shares                             18p
How to exchange shares                             20p
How to redeem shares                               20p
Reductions and waivers of the sales charge         25p

Special shareholder services                       29p
Services                                           29p
Quick telephone reference                          29p
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PAGE 4
Distributions and taxes                            30p
Dividend and capital gain distributions            30p
Reinvestments                                      31p
Taxes                                              31p
How to determine the correct TIN                   33p

How the Fund is organized                          34p
Shares                                             34p
Voting rights                                      34p
Shareholder meetings                               34p
Board members and officers                         34p
Investment manager                                 36p
Administrator and transfer agent                   36p
Distributor                                        37p

About American Express Financial Corporation       38p
General information                                38p

Appendix                                           39p
Descriptions of derivative instruments             39p




(This annual report is not part of the prospectus.)
PAGE 5
To our shareholders

(Photo of) William R. Pearce
President of the Fund

(Photo of) Guru Baliga
Portfolio manager

From the president

If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines - whether they're brief or long-lasting, moderate or substantial - are always a possibility.

That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on tract to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

William R. Pearce

From the portfolio manager

A positive environment for stocks continued during the past several months, sending prices generally higher. Although small-company stocks as a whole lagged the exceptional advance of larger issues, IDS Small Company Index Fund posted a double-digit gain for the period. For investors in Class A shares, the total return was 10.8% from the Fund's inception on August 19, 1996, through January 1997.

The timing of the Fund's introduction proved to be fortunate, as the stock market, after suffering a mid-summer slump, began gaining forward momentum last August. Buoyed by low long-term interest rates and on-going reports of moderate economic growth, well-behaved inflation and good corporate profits, stocks staged a powerful and largely uninterrupted rally that continued well into January.

'Large-caps' lead

As has been the case in recent years, stocks of large companies
("large-caps") generally performed much better than stocks of small companies ("small-caps") during the past period. Still, small-cap stocks participated in the market rally, with those in the


(This annual report is not part of the prospectus.)

PAGE 6
technology, financial services and energy-related sectors recording many of the best results. Among the weaker sectors, on the other hand, were retailing stocks and certain technology stocks. At the end of January, the majority of the portfolio was composed of stocks in five sectors: technology (about 19%), consumer non-cyclical (19%), financial services (17%), consumer cyclical (14%) and industrial (13%).

Naturally, much of the past several months was spent constructing the portfolio, which included 596 of the stocks in the Standard & Poor's 600 index at the end of the period. The remaining four stocks were not added because they are not easily tradable and, more important, constitute an insignificant weighting in the index. Therefore, their performance would have virtually no effect on Fund performance.

A factor that did detract from performance was a strong flow of investments into the Fund. As gratifying as that is, it should be noted there is some lag time between when cash is received and when it can be invested. Should prices rise in the interim, as was often the case during the past period, the Fund misses the benefit. Also affecting performance, though to a much lesser degree, were Fund expenses. From this point, the only meaningful deviation in Fund performance from that of the index is expected to result from transaction costs incurred in putting shareholders' investments to work in stocks. Now that Fund assets have reached a substantial level, transaction costs as a percentage of assets are expected to be reduced.

Looking ahead

As for the rest of 1997, while a repeat of the last two years' powerful performances seems most unlikely, stocks still have some factors in their favor. At this writing (mid-February), these include moderate inflation, reasonable stock valuations and strong cash flow into stock mutual funds.

Looking at small stocks in particular, I think their prospects depend chiefly on whether there's a meaningful slowdown in the earnings growth of larger companies, whose export business may suffer as a result of a stronger dollar. If so, smaller companies may, by comparison, be able to generate more-impressive earnings and, thus, attract more of investors' capital. I'll bring you up to date on that and other pertinent developments in the next report, six months from now.

Guru Baliga

PAGE 7
Class A
Aug. 19, 1996* - Jan. 31, 1997
(All figures per share)

Net asset value (NAV)
____________________________
Jan. 31, 1997         $ 5.51
____________________________
Aug. 19, 1996*        $ 5.00
____________________________
Increase              $ 0.51
____________________________

Distributions

Aug. 19, 1996* - Jan. 31, 1997
____________________________
From income           $ 0.03
____________________________
From capital gains    $   --
____________________________
Total distribution    $ 0.03
____________________________
Total return**        +10.8%***
____________________________

Class B
Aug. 19, 1996* - Jan. 31, 1997
(All figures per share)

Net asset value (NAV)
____________________________
Jan. 31, 1997         $ 5.50
____________________________
Aug. 19, 1996*        $ 5.00
____________________________
Increase              $ 0.50
____________________________
Distributions

Aug. 19, 1996* - Jan. 31, 1997
____________________________
From income           $ 0.02
____________________________
From capital gains    $   --
____________________________
Total distribution    $ 0.02
____________________________
Total return**        +10.5%***
____________________________

PAGE 8
Class Y
Aug. 19, 1996* - Jan. 31, 1997
(All figures per share)

Net asset value (NAV)
____________________________
Jan. 31, 1997         $ 5.51
____________________________
Aug. 19, 1996*        $ 5.00
____________________________
Increase              $ 0.51
____________________________

Distributions

Aug. 19, 1996* - Jan. 31, 1997
____________________________
From income           $ 0.03
____________________________
From capital gains    $   --
____________________________
Total distribution    $ 0.03
____________________________
Total return**        +10.9%***
____________________________

*Inception date

**The prospectus discusses the
effect of sales charges, if
any, on the various classes.

***The total return is a hypothetical
investment in the Fund with all
distributions reinvested.


(This annual report is not part of the prospectus.)
PAGE 9

The Fund's ten largest holdings

The ten holdings listed here make up 7.26% of the Fund's net assets

                                                           Percent                    Value
                                            (of Fund's net assets)    (as of Jan. 31, 1997)
Union Planters                                                 .88%           $1,209,075
A bank holding company and savings and loan holding
company that provides a diversified range of banking
and financial services.

Noble Drilling                                                 .88             1,207,500
A leading provider of diversified services for the oil
and gas industry worldwide.

U S Filter                                                     .85             1,158,925
This company is a maker of industrial and commercial
water and wastewater treatment systems.

Corrections Corporation of America                             .77             1,050,000
Manages prisons and other correctional and detention
facilities under contracts with governmental agencies.

Omnicare                                                       .72               983,450
Operations include the distribution of pharmaceuticals,
related pharmacy management services and medical supplies
to long-term care institutions and their residents in the US.

Microchip Technology                                           .67               924,531
Manufactures field-programmable microcontrollers and related specialty memory products for high-volume embedded control
applications in the consumer, automotive, office automation, communications and industrial markets.

Charter One Financial                                          .67               911,299
A bank holding company engaged in general banking business.

PhyCor                                                         .64               871,100
A physician-driven medical management company that acquires
and operates multi-specialty medical clinics and develops
independent practice associations.

CompUSA                                                        .60               826,150
A retailer of personal computers and related products
and services, principally through its Computer Superstores
located throughout the U.S.

SCI Systems                                                    .58               792,200
A diversified, international electronics manufacturer.
It designs, manufactures, markets, distributes and services
electronic products for the computer, aerospace, defense,
telecommunication, medical and entertainment industries,
as well as the U.S. Government.


(This annual report is not part of the prospectus.)

/TABLE

PAGE 10
Making the most of the Fund

Build your assets systematically

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

Using this strategy does not ensure a profit or avoid a loss if the market declines and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.


(This annual report is not part of the prospectus.)

PAGE 11
The Fund's long-term performance

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

How your $10,000 has grown in Small Company Index Fund



                         S&P SmallCap
                            600 Index
$9,500                                      $10,530
                                      Small Company
                                              Index
                                            Class A



            Aug.   Sept.   Oct.   Nov.   Dec.   Jan.
8/19/96*    '96    '96     '96    '96    '96    '97

Average annual total return

                       Since inception*

Class A                5.30%
Class B               10.46%
Class Y               10.86%

*Inception date was Aug. 19, 1996.

On the graph above you can see how the Fund's total return compared to an unmanaged performance index, the S&P SmallCap 600 Index. In comparing Small Company Index Fund to the index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index. If you were actually to buy either individual stocks or growth mutual funds, any sales charges that you pay would reduce your total return as well.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

PAGE 12
Assumes: Holding period from 8/19/96 to 1/31/97. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $52.
Also see "Performance" in the Fund's current prospectus.

The S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market weighted index (stock price times shares outstanding), with each stock affecting the Index in proportion to its market value.



(This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #18 to Registration Statement No. 33-30770 filed on or about March 27, 1997 are incorporated herein by reference.
PAGE 13
IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale holding two worlds

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

(This annual report is not part of the prospectus.)
PAGE 14
IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) office building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

(This annual report is not part of the prospectus.)

PAGE 15
IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope



(This annual report is not part of the prospectus.)

PAGE 16
IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily of high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) coins


(This annual report is not part of the prospectus.)

PAGE 17
IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head enclosed

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes.
Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column enclosed

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star enclosed


(This annual report is not part of the prospectus.)

PAGE 18
IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with a tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)
PAGE 19
Federal income tax information

IDS Small Company Index Fund

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year.
The dividends listed below will be reported to you on Form 1099-DIV, Dividends and Distributions, next
January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Small Company Index Fund
Period ended Jan. 31, 1997

Class A
Income distributions
taxable as dividend income, 100.00% qualifying for deduction by corporations.

Payable date                     Per share

Dec. 30, 1996                     $0.02747

Total distributions               $0.02747


The distribution of $0.02747 per share, payable
Dec. 30, 1996, consisted of $0.02325 from net investment income and $0.00422 from net short-term capital gains.

Class B
Income distributions
taxable as dividend income, 100.00% qualifying for deductions by corporations.

Payable date                     Per share

Dec. 30, 1996                     $0.02084

Total distributions               $0.02084

The distribution of $0.02084 per share, payable
Dec. 30, 1996, consisted of $.01662 from net investment income and $0.00422 from net short-term capital gains.

(This annual report is not part of the prospectus.)
PAGE 20
Class Y
Income distributions
taxable as dividend income, 100.00% qualifying for deduction by corporations.

Payable date                     Per share

Dec. 30, 1996                     $0.02937

Total distributions               $0.02937

The distribution of $0.02937 per share, payable
Dec. 30, 1996, consisted of $0.02515 from net investment income and $0.00422 from net short-term capital gains.


(This annual report is not part of the prospectus.)
PAGE 21
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:     671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota: 800-272-4445
Mpls./St. Paul area:    671-1630

AMERICAN
EXPRESS
Financial
Advisors

IDS Small Company Index Fund
IDS Tower 10
Minneapolis, MN  55440-0010

PAGE 22
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.